MML SERIES INVESTMENT FUND

Supplement dated November 24, 2010 to the

Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information* replaces similar information for the MML Conservative Allocation Fund found on page 5 in the section titled Principal Investment Strategies:

Equity	40.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	6%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	1%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	3%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	7%
MML Fundamental Value Fund (Wellington Management Company, LLP)	2%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	3%
Oppenheimer Capital Appreciation Fund (OFI)	1%

Total Large Cap Equity	23%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	2%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3%

Total Mid Cap Equity	5%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	1%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2%

Total Small Cap Equity	4%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	2%
MML Global Fund (Massachusetts Financial Services Company)	2%
Oppenheimer Global Securities Fund (OFI)	2%
Oppenheimer International Growth Fund (OFI)	2%

Total International/Global	8%

Fixed Income	60.0%
MML High Yield Fund (Babson Capital Management LLC)	3%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	6%
MML Managed Bond Fund (Babson Capital Management LLC)	28%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	6%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	9%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	8%

*	Information as of September 30, 2010.

The following information* replaces similar information for the MML Balanced Allocation Fund found on pages 10 and 11 in the section titled Principal Investment Strategies:

Equity	49.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	7%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	1%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	4%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	8%
MML Fundamental Value Fund (Wellington Management Company, LLP)	3%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	3%
Oppenheimer Capital Appreciation Fund (OFI)	2%

Total Large Cap Equity	28%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	3%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3%

Total Mid Cap Equity	6%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	2%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2%

Total Small Cap Equity	5%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	2%
MML Global Fund (Massachusetts Financial Services Company)	2%
Oppenheimer Global Securities Fund (OFI)	3%
Oppenheimer International Growth Fund (OFI)	3%

Total International/Global	10%

Fixed Income	50.0%
MML High Yield Fund (Babson Capital Management LLC)	3%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	5%
MML Managed Bond Fund (Babson Capital Management LLC)	23%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	5%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	8%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	6%

*	Information as of September 30, 2010.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income funds therefore does not equal 100%.

The following information* replaces similar information for the MML Moderate Allocation Fund found on pages 16 and 17 in the section titled Principal Investment Strategies:

Equity	60.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	9%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	2%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	6%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	9%
MML Fundamental Value Fund (Wellington Management Company, LLP)	3%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	4%
Oppenheimer Capital Appreciation Fund (OFI)	2%

Total Large Cap Equity	35%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3%

Total Mid Cap Equity	7%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	2%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	3%

Total Small Cap Equity	6%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	3%
MML Global Fund (Massachusetts Financial Services Company)	2%
Oppenheimer Global Securities Fund (OFI)	3%
Oppenheimer International Growth Fund (OFI)	4%

Total International/Global	12%

Fixed Income	39.0%
MML High Yield Fund (Babson Capital Management LLC)	2%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	4%
MML Managed Bond Fund (Babson Capital Management LLC)	18%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	3%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	7%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	5%

*	Information as of September 30, 2010.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income funds therefore does not equal 100%.

The following information* replaces similar information for the MML Growth Allocation Fund found on pages 22 and 23 in the section titled Principal Investment Strategies:

Equity	75.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	10%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	3%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	6%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	11%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	5%
Oppenheimer Capital Appreciation Fund (OFI)	3%

Total Large Cap Equity	42%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	5%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	5%

Total Mid Cap Equity	10%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	3%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	4%

Total Small Cap Equity	8%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	3%
MML Global Fund (Massachusetts Financial Services Company)	3%
Oppenheimer Global Securities Fund (OFI)	3%
Oppenheimer International Growth Fund (OFI)	6%

Total International/Global	15%

Fixed Income	26.0%
MML High Yield Fund (Babson Capital Management LLC)	2%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	3%
MML Managed Bond Fund (Babson Capital Management LLC)	10%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	2%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	6%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	3%

*	Information as of September 30, 2010.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income funds therefore does not equal 100%.

The following information* replaces similar information for the MML Aggressive Allocation Fund found on page 29 in the section titled Principal Investment Strategies:

Equity	89.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	12%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	3%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	7%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	12%
MML Fundamental Value Fund (Wellington Management Company, LLP)	5%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	6%
Oppenheimer Capital Appreciation Fund (OFI)	3%

Total Large Cap Equity	48%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	7%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	6%

Total Mid Cap Equity	13%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	4%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	5%

Total Small Cap Equity	10%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	4%
MML Global Fund (Massachusetts Financial Services Company)	4%
Oppenheimer Global Securities Fund (OFI)	3%
Oppenheimer International Growth Fund (OFI)	7%

Total International/Global	18%

Fixed Income	10.0%
MML High Yield Fund (Babson Capital Management LLC)	1%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	2%
MML Managed Bond Fund (Babson Capital Management LLC)	3%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	1%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	2%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	1%

*	Information as of September 30, 2010.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income funds therefore does not equal 100%.

The following information replaces similar information found on page 130 in the first sentence in the section titled About the Classes of Shares:

Each Fund, other than MML Concentrated Growth Fund, MML Equity Index Fund and MML Global Fund, offers two classes of shares: Initial Class and Service Class shares, except that the MML Small Company Value Fund offers Class II and Service Class I shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-10-05

MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated November 24, 2010 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information* replaces similar information found in the section titled Principal Investment Strategies:

Equity	40.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	6%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	1%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	3%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	7%
MML Fundamental Value Fund (Wellington Management Company, LLP)	2%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	3%
Oppenheimer Capital Appreciation Fund (OFI)	1%

Total Large Cap Equity	23%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	2%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3%

Total Mid Cap Equity	5%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	1%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2%

Total Small Cap Equity	4%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	2%
MML Global Fund (Massachusetts Financial Services Company)	2%
Oppenheimer Global Securities Fund (OFI)	2%
Oppenheimer International Growth Fund (OFI)	2%

Total International/Global	8%

Fixed Income	60.0%
MML High Yield Fund (Babson Capital Management LLC)	3%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	6%
MML Managed Bond Fund (Babson Capital Management LLC)	28%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	6%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	9%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	8%

*	Information as of September 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-03

MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated November 24, 2010 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information* replaces similar information found in the section titled Principal Investment Strategies:

Equity	49.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	7%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	1%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	4%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	8%
MML Fundamental Value Fund (Wellington Management Company, LLP)	3%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	3%
Oppenheimer Capital Appreciation Fund (OFI)	2%

Total Large Cap Equity	28%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	3%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3%

Total Mid Cap Equity	6%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	2%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2%

Total Small Cap Equity	5%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	2%
MML Global Fund (Massachusetts Financial Services Company)	2%
Oppenheimer Global Securities Fund (OFI)	3%
Oppenheimer International Growth Fund (OFI)	3%

Total International/Global	10%

Fixed Income	50.0%
MML High Yield Fund (Babson Capital Management LLC)	3%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	5%
MML Managed Bond Fund (Babson Capital Management LLC)	23%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	5%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	8%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	6%

*	Information as of September 30, 2010.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-03

MML SERIES INVESTMENT FUND

MML Moderate Allocation Fund

Supplement dated November 24, 2010 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information* replaces similar information found in the section titled Principal Investment Strategies:

Equity	60.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	9%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	2%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	6%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	9%
MML Fundamental Value Fund (Wellington Management Company, LLP)	3%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	4%
Oppenheimer Capital Appreciation Fund (OFI)	2%

Total Large Cap Equity	35%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3%

Total Mid Cap Equity	7%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	2%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	3%

Total Small Cap Equity	6%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	3%
MML Global Fund (Massachusetts Financial Services Company)	2%
Oppenheimer Global Securities Fund (OFI)	3%
Oppenheimer International Growth Fund (OFI)	4%

Total International/Global	12%

Fixed Income	39.0%
MML High Yield Fund (Babson Capital Management LLC)	2%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	4%
MML Managed Bond Fund (Babson Capital Management LLC)	18%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	3%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	7%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	5%

*	Information as of September 30, 2010.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-03

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated November 24, 2010 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information* replaces similar information found in the section titled Principal Investment Strategies:

Equity	75.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	10%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	3%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	6%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	11%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	5%
Oppenheimer Capital Appreciation Fund (OFI)	3%

Total Large Cap Equity	42%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	5%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	5%

Total Mid Cap Equity	10%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	3%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	4%

Total Small Cap Equity	8%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	3%
MML Global Fund (Massachusetts Financial Services Company)	3%
Oppenheimer Global Securities Fund (OFI)	3%
Oppenheimer International Growth Fund (OFI)	6%

Total International/Global	15%

Fixed Income	26.0%
MML High Yield Fund (Babson Capital Management LLC)	2%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	3%
MML Managed Bond Fund (Babson Capital Management LLC)	10%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	2%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	6%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	3%

*	Information as of September 30, 2010.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-03

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated November 24, 2010 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information* replaces similar information found in the section titled Principal Investment Strategies:

Equity	89.0%
Large Cap Equity
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	12%
MML Concentrated Growth Fund (Legg Mason Capital Management, Inc.)	3%
MML Equity Fund (OFI/Loomis, Sayles & Company, L.P.)	7%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	12%
MML Fundamental Value Fund (Wellington Management Company, LLP)	5%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	6%
Oppenheimer Capital Appreciation Fund (OFI)	3%

Total Large Cap Equity	48%

Mid Cap Equity
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	7%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	6%

Total Mid Cap Equity	13%

Small Cap Equity
MML Small Cap Equity Fund (OFI)	1%
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	4%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	5%

Total Small Cap Equity	10%

International/Global Equity
MML Foreign Fund (Templeton Investment Counsel, LLC)	4%
MML Global Fund (Massachusetts Financial Services Company)	4%
Oppenheimer Global Securities Fund (OFI)	3%
Oppenheimer International Growth Fund (OFI)	7%

Total International/Global	18%

Fixed Income	10.0%
MML High Yield Fund (Babson Capital Management LLC)	1%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	2%
MML Managed Bond Fund (Babson Capital Management LLC)	3%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	1%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	2%
Oppenheimer Global Strategic Income Fund (OFI) (Formerly known as the Oppenheimer Strategic Bond Fund (OFI))	1%

*	Information as of September 30, 2010.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-03